Invested and working capital, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Plant and equipment [Abstract]
Total plant and equipment	$ 406	$ 522
Reconciliation of the movement [Abstract]
Opening balance	522	0
Additions	2	601
Disposals	0	(27)
Depreciation expense	(118)	(52)
Closing balance	$ 406	522
Bottom of Range [Member]
Reconciliation of the movement [Abstract]
Plant and equipment useful life	1 year
Top of Range [Member]
Reconciliation of the movement [Abstract]
Plant and equipment useful life	4 years
At Cost [Member]
Plant and equipment [Abstract]
Total plant and equipment	$ 606	629
Reconciliation of the movement [Abstract]
Opening balance	629
Closing balance	606	629
Accumulated Depreciation [Member]
Plant and equipment [Abstract]
Total plant and equipment	(200)	(107)
Reconciliation of the movement [Abstract]
Opening balance	(107)
Closing balance	$ (200)	$ (107)